Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement [line items]
Major Products of Long-term Insurance Contracts
The table below presents the Group’s major products of long-term insurance contracts:

Product name	For the year ended 31 December
	2022		2021
	RMB million	%	RMB million	%
Premiums of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	39,846	7.37%	40,851	7.52%
Kang Ning Whole Life (b)	13,247	2.45%	15,430	2.84%
Fu Lu Shuang Xi Participating Endowment (c)	9,379	1.73%	11,190	2.06%
Xin Ru Yi Annuity(Platinum Version) (d)	8,545	1.58%	8,781	1.62%
Hong Ying Participating Endowment (e)	31	0.01%	66	0.01%
Others(f)	469,878	86.86%	466,656	85.95%

Total	540,926	100.00%	542,974	100.00%

Insurance benefits of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	109	0.13%	67	0.08%
Kang Ning Whole Life (b)	5,453	6.27%	5,653	6.70%
Fu Lu Shuang Xi Participating Endowment (c)	3,800	4.37%	3,061	3.63%
Xin Ru Yi Annuity(Platinum Version) (d)	3,391	3.90%	3,473	4.11%
Hong Ying Participating Endowment (e)	7,581	8.72%	10,315	12.22%
Others(f)	66,630	76.61%	61,849	73.26%

Total	86,964	100.00%	84,418	100.00%

	As at 31 December 2022		As at 31 December 2021
	RMB million	%	RMB million	%
Liabilities of long-term insurance contracts
Xin Xiang Zhi Zun Annuity (Celebration Version) (a)	116,400	3.03%	73,283	2.17%
Kang Ning Whole Life (b)	386,218	10.06%	365,246	10.81%
Fu Lu Shuang Xi Participating Endowment (c)	181,523	4.73%	173,942	5.15%
Xin Ru Yi Annuity(Platinum Version) (d)	119,655	3.12%	110,063	3.26%
Hong Ying Participating Endowment (e)	7,069	0.18%	14,479	0.43%
Others(f)	3,030,034	78.88%	2,642,590	78.18%

Total	3,840,899	100.00%	3,379,603	100.00%

(a)
Xin Xiang Zhi Zun Annuity (Celebration Version) is an annuity insurance contract with the options for regular premium of 3 years and 5 years paid annually or monthly. Its insured period is 10 years. This product is applicable to healthy policyholders between
28-day-old
and
68-year-old.
From the first effective date after the fifth policy years to the expiration period, if the policyholders live to the annual corresponding effective date, the annuity payment shall be paid at 60% of annual premium according to the basic sum insured if the payment period is 3 years; and the annuity payment shall be paid at 100% of annual premium according to the basic sum insured if the payment period is 5 years. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at the premium received (without interest).

(b)
Kang Ning Whole Life is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years and the payment methods of insurance are divided into single payment, annual payment, and semi-annual payment. This product is applicable to healthy policyholders under
70-year-old.
The critical illness benefit is paid at 200% of the basic sum insured. If the critical illness benefits are paid within the payment period, the insurance premium of each subsequent period shall be exempted, and the contract shall continue to be valid from the date of the payment of the critical illness benefits. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.

(c)
Fu Lu Shuang Xi Participating Endowment is a participating insurance contract with the options for regular premium of 3 years, 5 years and 10 years paid annually, semiannually, quarterly or monthly. Its insured period extends from the effective date of the insurance contract to the corresponding date of the year when the policyholders turn
75-year-old.
This product is applicable to healthy policyholders between
30-day-old
and
60-year-old.
Starting from the effective date of the insurance contract, the survival benefit is paid every two policy years on the corresponding date at 10% of the basic sum insured. If death incurred over insured period, the contract terminates and death benefit is paid at death benefit amount. If the policyholders live to the annual corresponding effective date of the expiration period, the contract terminates and maturity benefit is paid at maturity benefit amount.

(d)
Xin Ru Yi Annuity (Platinum Version) is an annuity-type insurance contract with annual premium payment method and three types of premium payment periods:

three years, five years and ten years. The insurance period is from the effective date of the contract to the effective date of the year when the insured reaches the age of eighty. Any person born above
28
days and under
70
years of age and in good health can be the insured person. If the insured person survives until the annual effective date from the effective date to the agreed annuity date, the first survival benefit will be paid at 10% of the first premium paid; the subsequent annual survival benefit will be paid at the basic insurance amount. If the insured person survives to the annual effective date from the agreed annuity commencement date to the annual effective date when the insured person reaches the age of
80
, the first annuity payment will be made at 110% of the basic insurance amount; each subsequent annuity payment will be increased by 10% of the basic insurance amount on top of the previous payment amount. The maturity benefit is paid according to the premiums paid (without interest). The death benefit is paid at the greater of the premiums paid (without interest) and the cash value of the contract at the time of the insured’s death.

(e)
Hong Ying Participating Endowment is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between
30-day-old
and
70-year-old.
Maturity benefit of a single premium policy is paid at the basic sum insured, while that of a regular premium policy is paid at the basic sum insured multiplied by the number of years of the premium payments. Disease death benefit incurred within the first policy year is paid at the premium received (without interest). Disease death benefit incurred after the first policy year is paid at the basic sum insured for a single premium policy or the basic sum insured multiplied by the number of years of premium payments for a regular premium policy. When accidents occurred during taking a train, a ship or a flight period, death benefit is paid at the basic sum multiplied by 3 insured for a single premium policy or the basic sum multiplied by 3 and times the number of years of premium payments insured for a regular premium policy. When accidents occurred out of the period of taking a train, a ship or a flight, death benefit is paid at the basic sum multiplied by 2 insured for a single premium policy or the basic sum multiplied by 2 and times the number of years of premium payments insured for a regular premium policy.

(f)	Others consist of various long-term insurance contracts with no significant concentration.

Claim Development for Short-term Insurance Contracts
The following table indicates the claim development for short-term insurance contracts without taking into account the impacts of ceded business:

Estimated claims expenses	Short-term insurance contracts (accident year)
	2018	2019	2020	2021	2022	Total
	RMB Million
Year end	40,601	49,727	52,589	56,938	54,497
1 year later	42,785	51,051	52,057	56,502
2 years later	41,945	50,972	51,597
3 years later	41,945	51,009
4 years later	41,945

Estimated accumulated claims expenses	41,945	51,009	51,597	56,502	54,497	255,550
Accumulated claims expenses paid	(41,945)	(50,494)	(50,447)	(52,985)	(33,526)	(229,397)

Unpaid claims expenses	—	515	1,150	3,517	20,971	26,153

The following table indicates the claim development for short-term insurance contracts taking into account the impacts of ceded business:

Estimated claims expenses	Short-term insurance contracts (accident year)
	2018	2019	2020	2021	2022	Total
	RMB Million
Year end	40,157	49,175	51,994	55,862	52,657
1 year later	42,280	50,414	51,260	54,985
2 years later	41,442	50,315	50,766
3 years later	41,442	50,340
4 years later	41,442

Estimated accumulated claims expenses	41,442	50,340	50,766	54,985	52,657	250,190
Accumulated claims expenses paid	(41,442)	(49,840)	(49,648)	(51,567)	(32,276)	(224,773)

Unpaid claims expenses	—	500	1,118	3,418	20,381	25,417

Summary of Primary Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent
The following table summarises primary financial assets and financial liabilities denominated in currencies other than RMB as at 31 December 2022 and 2021, expressed in RMB equivalent:

As at 31 December 2022	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	10,320	58,413	—	—	—	68,733
- Securities at fair value through profit or loss	4,501	614	394	1,212	874	7,595
Debt securities
- Held-to-maturity securities	206	—	—	—	—	206
- Loans	1,278	—	—	—	—	1,278
- Available-for-sale securities	6,692	—	—	—	—	6,692
- Securities at fair value through profit or loss	296	—	8	7	3	314
Term deposits	2,176	—	—	—	—	2,176
Cash and cash equivalents	2,849	62	208	136	7	3,262

Total	28,318	59,089	610	1,355	884	90,256

Financial liabilities
Interest-bearing loans and other borrowings	6,756	—	2,307	3,192	—	12,255

Total	6,756	—	2,307	3,192	—	12,255

As at 31 December 2021	US dollar	HK dollar	GB pound	EUR	Others	Total
Financial assets
Equity securities
- Available-for-sale securities	10,989	75,694	—	—	—	86,683
- Securities at fair value through profit or loss	4,776	897	391	1,433	927	8,424
Debt securities
- Held-to-maturity securities	131	—	—	—	—	131
- Loans	1,292	—	—	—	—	1,292
- Available-for-sale securities	4,696	—	—	—	—	4,696
- Securities at fair value through profit or loss	206	—	18	11	61	296
Term deposits	7,785	—	—	—	—	7,785
Cash and cash equivalents	1,920	198	289	56	3	2,466

Total	31,795	76,789	698	1,500	991	111,773

Financial liabilities
Interest-bearing loans and other borrowings	11,668	—	2,366	4,652	—	18,686

Total	11,668	—	2,366	4,652	—	18,686

Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities
The following tables set forth the contractual and expected undiscounted cash flows for financial assets and liabilities and insurance liabilities:

			Contractual and expected cash flows (undiscounted)
As at 31 December 2022	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
	RMB Million
Financial assets
Contractual cash inflows
Equity securities	890,926	890,926	—	—	—	—
Debt securities	2,645,176	—	264,690	467,372	422,088	3,306,607
Loans	596,490	—	333,258	137,926	78,902	118,063
Term deposits	485,567	—	195,048	226,337	100,235	—
Statutory deposits - restricted	6,333	—	4,063	988	1,718	—
Securities purchased under agreements to resell	38,533	—	38,548	—	—	—
Accrued investment income	52,451	—	52,161	290	—	—
Premiums receivable	19,697	—	19,697	—	—	—
Cash and cash equivalents	127,594	—	127,594	—	—	—

Subtotal	4,862,767	890,926	1,035,059	832,913	602,943	3,424,670

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	3,880,160	—	51,224	13,060	(346,182)	(6,164,768)
Investment contracts	374,749	—	(32,435)	48,028	117,116	(1,207,897)
Contractual cash outflows
Securities sold under agreements to repurchase	148,958	—	(149,004)	—	—	—
Financial liabilities at fair value through profit or loss	3,344	(3,344)	—	—	—	—
Annuity and other insurance balances payable	60,819	—	(60,819)	—	—	—
Interest-bearing loans and other borrowings	12,774	—	(3,675)	(9,426)	(97)	(317)
Bonds payable	34,997	—	(328)	(36,498)	—	—
Lease liabilities	1,569	—	(919)	(790)	(98)	(20)

Subtotal	4,517,370	(3,344)	(195,956)	14,374	(229,261)	(7,373,002)

Net cash inflow/(outflow)	345,397	887,582	839,103	847,287	373,682	(3,948,332)

			Contractual and expected cash flows (undiscounted)
As at 31 December 2021	Carrying value	Without maturity	Not later than 1 year	Later than 1 year but not later than 3 years	Later than 3 years but not later than 5 years	Later than 5 years
	RMB Million
Financial assets
Contractual cash inflows
Equity securities	699,457	699,457	—	—	—	—
Debt securities	2,470,354	—	231,604	461,413	508,864	3,029,545
Loans	666,087	—	376,766	138,241	110,345	137,705
Term deposits	529,488	—	144,271	372,571	53,822	—
Statutory deposits - restricted	6,333	—	1,936	4,682	181	—
Securities purchased under agreements to resell	12,915	—	12,658	346	—	—
Accrued investment income	51,097	—	49,133	1,964	—	—
Premiums receivable	20,361	—	20,361	—	—	—
Cash and cash equivalents	60,459	—	60,459	—	—	—

Subtotal	4,516,551	699,457	897,188	979,217	673,212	3,167,250

Financial and insurance liabilities
Expected cash outflows
Insurance contracts	3,419,899	—	111,912	86,132	(202,368)	(5,990,882)
Investment contracts	313,594	—	(31,671)	16,479	94,302	(957,814)
Contractual cash outflows
Securities sold under agreements to repurchase	239,446	—	(239,679)	—	—	—
Financial liabilities at fair value through profit or loss	3,416	(3,416)	—	—	—	—
Annuity and other insurance balances payable	56,818	—	(56,818)	—	—	—
Interest-bearing loans and other borrowings	19,222	—	(2,575)	(17,183)	(179)	(439)
Bonds payable	34,994	—	(332)	(37,996)	—	—
Lease liabilities	2,182	—	(1,093)	(1,067)	(203)	(29)

Subtotal	4,089,571	(3,416)	(220,256)	46,365	(108,448)	(6,949,164)

Net cash inflow/(outflow)	426,980	696,041	676,932	1,025,582	564,764	(3,781,914)

Capital Management under Insurance Institution Solvency Regulations
The CBIRC issued the “Solvency Regulatory Rules II for Insurance Companies” at the end of 2021, and the Company has calculated the core and comprehensive solvency ratio, core capital, actual capital and minimum capital as of December 31, 2022 in accordance with these requirements, as listed below.

	As at 31 December 2022 RMB million	As at 31 December 2021 note RMB million
Core capital	699,688	1,020,756
Actual capital	1,007,601	1,055,768
Minimum capital	487,290	402,341
Core solvency ratio	144%	254%
Comprehensive solvency ratio	207%	262%
Note: Calculated in accordance with Insurance Institution Solvency Regulations (No.1 - No.17) (No. 22 [2015])
,
Notice on Matters Concerning the Formal Implementation of China’s Risk-Oriented Solvency System (No. 10 [2016]) issued by China Insurance Regulatory Commission.

Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value
The following table presents the Group’s quantitative disclosures of the fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2022:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	131,897	—	—	131,897
Common stocks	396,163	17,985	—	414,148
Preferred stocks	—	—	50,522	50,522
Others	45,525	29,260	170,179	244,964
- Debt securities
Government bonds	36,945	10,243	—	47,188
Government agency bonds	77,982	235,288	—	313,270
Corporate bonds	3,678	184,885	—	188,563
Subordinated bonds	53,194	102,830	—	156,024
Others	—	1,096	173,302	174,398
Securities at fair value through profit or loss
- Equity securities
Funds	13,086	358	—	13,444
Common stocks	17,280	1,272	—	18,552
Others	92	173	—	265
- Debt securities
Government bonds	661	1,144	—	1,805
Government agency bonds	2,387	7,235	—	9,622
Corporate bonds	3,018	149,284	45	152,347
Others	129	25,521	2,105	27,755

Total	782,037	766,574	396,153	1,944,764

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,344)	—	—	(3,344)
Investment contracts at fair value through profit or loss	(7)	—	—	(7)

Total	(3,351)	—	—	(3,351)

The following table presents the Group’s quantitative disclosures of the fair value measurement hierarchy for assets and liabilities measured at fair value as at 31 December 2021:

	Fair value measurement using			Total
	Quoted prices in active markets	Significant observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3
	RMB million	RMB million	RMB million	RMB million
Assets measured at fair value
Available-for-sale securities
- Equity securities
Funds	94,895	—	—	94,895
Common stocks	233,347	23,094	—	256,441
Preferred stocks	—	—	52,127	52,127
Others	21,010	54,535	136,456	212,001
- Debt securities
Government bonds	9,208	49,353	—	58,561
Government agency bonds	31,464	228,289	—	259,753
Corporate bonds	4,705	198,442	—	203,147
Subordinated bonds	16,880	94,149	—	111,029
Others	—	555	160,499	161,054
Securities at fair value through profit or loss
- Equity securities
Funds	17,572	222	—	17,794
Common stocks	43,476	2,173	—	45,649
Others	5	266	—	271
- Debt securities
Government bonds	153	1,240	—	1,393
Government agency bonds	2,346	5,643	—	7,989
Corporate bonds	6,646	83,734	45	90,425
Others	100	43,150	—	43,250

Total	481,807	784,845	349,127	1,615,779

Liabilities measured at fair value
Financial liabilities at fair value through profit or loss	(3,416)	—	—	(3,416)
Investment contracts at fair value through profit or loss	(9)	—	—	(9)

Total	(3,425)	—	—	(3,425)

The following table presents the changes in Level 3 financial instruments for the year ended 31 December 2021:

	Available-for-sale securities		Securities at fair value through profit or loss	Total
	Debt securities	Equity securities	Debt securities
	RMB million	RMB million	RMB million	RMB million
Opening balance	143,905	150,010	9	293,924
Purchases	27,415	43,661	—	71,076
Transfer into Level 3	—	—	36	36
Total gains/(losses) recorded in other comprehensive income	4,073	(2,212)	—	1,861
Disposals or exercises	—	(2,876)	—	(2,876)
Maturity	(14,894)	—	—	(14,894)

Closing balance	160,499	188,583	45	349,127

Summary of Information About Significant Unobservable Inputs Used for Primary Assets and Liabilities at Fair Value Classified as Level 3
The table below presents information about the significant unobservable inputs used for primary financial instruments at fair value classified as Level 3 as at 31 December 2022 and 31 December 2021:

	Fair value	Valuation techniques	Significant unobservable inputs	Range	Relationships between fair value and unobservable inputs
Equity securities	31 December 2022: 29,597 31 December 2021: 28,245	Comparable companies approach	Discounts for lack of marketability	31 December 2022: 12%- 30% 31 December 2021: 11%- 30%	The fair value is inversely related to the discounts for lack of marketability
	31 December 2022: 41,904 31 December 2021: 36,556	Net asset value method	N/A	N/A	N/A
	31 December 2022: 133,864 31 December 2021: 116,245	Discounted cash flow method	Discount rate	31 December 2022: 2.61%- 10.02% 31 December 2021: 2.69%- 9.93%	The fair value is inversely related to discount rate
Debt securities	31 December 2022: 158,507 31 December 2021: 160,499	Discounted cash flow method	Discount rate	31 December 2022: 2.41%- 10.55% 31 December 2021: 3.21%- 9.78%	The fair value is inversely related to discount rate

Significant unobservable inputs Level 3 [member]
Statement [line items]
Summary of Size, Carrying Amount of Assets Recognised in Financial Statement and Maximum Exposure Relating to its Interest In Unconsolidated Structured Entities	The size of unconsolidated structured entities as well as the Group’s carrying amount of the assets recognised in the financial statements relating to its interest in unconsolidated structured entities and the Group’s maximum exposure are shown below:

As at 31 December 2022	Unconsolidated structured entities
	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group

Funds managed by affiliated entities	185,894	10,096	10,096	Investment income and service fee
Funds managed by third parties	Note 1	126,573	126,573	Investment income
Trust schemes managed by affiliated entities	1,992	1,295	1,295	Investment income
Trust schemes managed by third parties	Note 1	47,674	47,674	Investment income
Debt investment schemes managed by affiliated entities	60,850	22,781	22,781	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	46,458	46,458	Investment income
Others managed by affiliated entities Note 2	87,959	13,067	13,067	Investment income and service fee
Others managed by third parties Note 2	Note 1	100,892	100,892	Investment income

As at 31 December 2021	Unconsolidated structured entities
	Size RMB Million	Carrying amount of assets RMB Million	Maximum exposure RMB Million	Interest held by the Group
Funds managed by affiliated entities	168,466	9,860	9,860	Investment income and service fee
Funds managed by third parties	Note 1	97,988	97,988	Investment income
Trust schemes managed by affiliated entities	1,994	1,296	1,296	Investment income
Trust schemes managed by third parties	Note 1	62,702	62,702	Investment income
Debt investment schemes managed by affiliated entities	39,817	15,770	15,770	Investment income and service fee
Debt investment schemes managed by third parties	Note 1	51,172	51,172	Investment income
Others managed by affiliated entities Note 2	28,368	14,150	14,150	Investment income and service fee
Others managed by third parties Note 2	Note 1	107,372	107,372	Investment income

Note 1:
Funds, trust schemes, debt investment schemes and others managed by third parties were sponsored by third party financial institutions and the information related to size of these structured entities were not publicly available.

Note 2:	Others included wealth management products, special asset management schemes, and asset-backed plans, etc.

Quantitative Disclosures of Fair Value Measurement Hierarchy for Assets and Liabilities Measured at Fair Value
The following table presents the changes in Level 3 financial instruments for the year ended 31 December 2022:

	Available-for-sale securities		Securities at fair value through profit or loss	Total
	Debt securities	Equity securities	Debt securities
	RMB million	RMB million	RMB million	RMB million
Opening balance	160,499	188,583	45	349,127
Purchases	49,497	44,778	2,671	96,946
Transferred out of Level 3	(10)	—	—	(10)
Total gains/(losses) recorded in profit or loss	—	(1,714)	182	(1,532)
Total gains/(losses) recorded in other comprehensive income	(1,829)	(168)	—	(1,997)
Disposals or exercises	(600)	(10,778)	—	(11,378)
Maturity	(34,255)	—	(748)	(35,003)

Closing balance	173,302	220,701	2,150	396,153